Rights of Use Assets (Details) - ARS ($) $ in Millions	Jun. 30, 2021	Jun. 30, 2020
Statement [Line Items]
Total rights of use assets	$ 810	$ 866
Non-current	810	866
Total	810	866
Shopping Malls [Member]
Statement [Line Items]
Total rights of use assets	11	11
Machinery and Equipment [Member]
Statement [Line Items]
Total rights of use assets	10	19
Convention center [Member]
Statement [Line Items]
Total rights of use assets	203	220
Stadium DirecTV Arena [Member]
Statement [Line Items]
Total rights of use assets	$ 586	$ 616